PROVISIONS, CONTINGENCIES AND COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2019
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Disclosure of provisions
The following table summarises the movement in each class of provision for the periods presented:

	Restructuring provision	Decommissioning provision	Other provisions(A)	Total
	€ million	€ million	€ million	€ million
As at 31 December 2017	216	13	13	242
Charged/(credited) to profit or loss:
Additional provisions recognised	236	4	2	242
Unused amounts reversed	(23)	—	—	(23)
Utilised during the period	(206)	(1)	(2)	(209)
As at 31 December 2018	223	16	13	252
Charged/(credited) to profit or loss:
Additional provisions recognised	80	2	1	83
Unused amounts reversed	(15)	—	(2)	(17)
Utilised during the period	(121)	(1)	(1)	(123)
Translation	1	—	—	1
As at 31 December 2019	168	17	11	196
Non-current	35	17	2	54
Current	133	—	9	142
As at 31 December 2019	168	17	11	196

(A)	Other provisions primarily relate to property tax assessment provisions and legal reserves and are not considered material to the consolidated financial statements.